Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2023 ₨ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2021 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 89.02	$ 1.08	₨ 69.76	₨ 59.27
Effect of potential equity shares for stock options outstanding | (per share)	0.34	0.01	0.38	0.25
Diluted earnings per share | (per share)	88.68	1.07	69.38	59.02
Basic earnings per share | (per share)	267.06	3.24	209.28	177.81
Diluted earnings per share | (per share)	266.04	3.21	208.14	177.06
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 1.02	$ 0.03	₨ 1.14	₨ 0.75